INCOME TAX - Summary of Deferred Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	$ 2,605	$ 3,959	$ 2,946	$ 3,136
Net deferred tax assets	1,290	(1,548)	12
Outside basis differences
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(3,770)	(3,532)
Net deferred tax assets	238	(354)	96
Revaluations of financial assets at fair value through other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(404)	(419)
Net deferred tax assets	0	0	0
Unutilized building allowance (net)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(87)	(141)
Net deferred tax assets	(51)	131	(13)
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	2,583	3,220
Net deferred tax assets	594	(1,805)	(1,158)
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	1,040	1,008
Net deferred tax assets	(33)	(945)	113
Inventory impairment
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	826	881
Net deferred tax assets	52	2,001	150
Rebates and other accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	715	788
Net deferred tax assets	7	(119)	(85)
Unpaid retirement benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	1,261	1,282
Net deferred tax assets	19	11	0
Deferred revenue and cost of sales
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(1)	31
Net deferred tax assets	31	(12)	10
Actuarial loss
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	199	121
Net deferred tax assets	0	0	0
Unabsorbed depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	591	588
Net deferred tax assets	(36)	(4)	90
Mark-to-Market value of forward contract
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	4	0
Net deferred tax assets	(4)	0	0
Provision for loss on onerous sale contract
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	31	451
Net deferred tax assets	407	(443)	817
Leases
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	38	41
Net deferred tax assets	2	(6)	9
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(421)	(360)
Net deferred tax assets	$ 64	$ (3)	$ (17)